NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative)				1 Months Ended
	Apr. 20, 2023 USD ($) shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 14, 2021 USD ($) shares	Apr. 30, 2023 shares	Oct. 31, 2023 ft² a $ / shares	Oct. 31, 2022 ft² $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock price per share | $ / shares					$ 0.0001	$ 0.0001
Acres of property | a					8,417
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				375,000
Number of shares sold	2,000,000			2,000,000
Gross proceeds from sale of shares | $	$ 6,000,000
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			4,900,000
Business acquisition percentage.			45.00%		1.00%	29.00%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired | $			$ 300,000
Non interest bearing notes payable | $		$ 3,700,000
Number of shares issued		4,900,000
Common stock price per share | $ / shares		$ 0.0001
Working interest percentage				3.00%
Acres of property | ft²					9,300	9,300
Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition increase in percentage of working interest					82.75%
Business acquisition percentage			82.75%	85.75%	85.75%
Trio LLC [Member] | South Salinas Project [Member] | Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage			82.75%